INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Raw materials	$ 6,417	$ 5,931
Finished products	7,628	7,880
Inventory, Net	$ 14,045	$ 13,811